Debt - Schedule of Outstanding Convertible Note (Details) - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Outstanding Convertible Note [Abstract]
Principal value of Convertible Notes	$ 20,888,741	[1]	$ 17,836,864	[1],[2]	$ 15,819,209	[2]
Debt discount, net of amortization	(2,746,259)	[3]	(3,750,932)	[3],[4]	(5,164,765)	[4]
Convertible Note payable	$ 18,142,482		$ 14,085,932		$ 10,654,444

[1]

Includes $18,154,462, $0, $1,898,120 and $836,159 of principal for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at June 30, 2025, respectively.

Includes $16,644,699, $1,192,165, $0, and $0 of principal for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at December 31, 2024, respectively.

[2]	Includes $16,644,699 and $15,819,209 of principal for the December 2023 Convertible Note as of December 31, 2024 and 2023, respectively and $1,192,165 and $0 of principal for the August 2024 Convertible Note as of December 31, 2024 and 2023, respectively.
[3]

Includes $2,532,517, $0, $138,828 and $79,914 of debt discount for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at June 30, 2025, respectively.

Includes $3,419,065, $331,867, $0 and $0 of debt discount for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at December 31, 2024, respectively.

[4]	Includes $3,419,065 and $5,164,765 of debt discount for the December 2023 Convertible Note as of December 31, 2024 and 2023, respectively and $331,867 and $0 of debt discount for the August 2024 Convertible Note as of December 31, 2024 and 2023, respectively.